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                               [DECHERT LETTERHEAD]


September 9, 2003

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:  ING Investment Funds, Inc. (File No. 333-107313)

Ladies and Gentlemen:

On behalf of the above-captioned registrant (the "Registrant"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended ("1933 Act"), that (i) the form of Prospectus and Proxy Statement that the Registrant would have filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14, which was filed on September 8, 2003, and (ii) the text of the Registrant's Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 was filed electronically on September 8, 2003 (Accession No. 0000950153-03-001792).

If you have any questions, please contact Jeffrey S. Puretz at 202.261.3358 or the undersigned at 202.261.3450.


Sincerely,

/s/ Karen A. Aspinall

Karen A. Aspinall